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Polen Upper Tier High Yield Fund
Polen Upper Tier High Yield Fund

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME AND PRINCIPAL INVESTMENT STRATEGY

Upon the recommendation of Polen Capital Credit, LLC (“Polen” or the “Adviser”), the Board of Trustees (the “Board”) of the Trust approved certain changes to the Fund’s name and principal investment strategy. However, the Fund’s current investment objective to seek to achieve overall total return consisting of a high level of current income together with long-term capital appreciation will not change. The Fund’s name will change to the “Polen U.S. High Yield Fund.” These changes will become effective after the close of business on November 20, 2023 (the “Effective Date”).

After the Effective Date, the Fund will invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated high yield fixed income securities rated below investment grade by at least one independent rating agency such as Moody’s Investors Services, Standard and Poor’s Rating Services and Fitch Ratings (or, if unrated, are otherwise determined to be of similar quality by the Adviser).

The Fund is likely to experience higher portfolio turnover (i.e., the purchase and sale of certain high yield fixed income securities) as the Adviser implements these changes to the investment strategy. A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and may result in higher capital gains for taxable shareholders. Shareholders should contact their tax advisers concerning the tax consequences of the repositioning.

Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus and SAI are revised as follows:

All references in the Prospectus, Summary Prospectus and SAI to the “Polen Upper Tier High Yield Fund” and the “Upper Tier High Yield strategy” are replaced with “Polen U.S. High Yield Fund” and “U.S. High Yield strategy,” respectively.

The following replaces in its entirety the “Summary of Principal Investment Strategies” section of the Prospectus and the Summary Prospectus:

The Fund pursues its investment objective by seeking to outperform the broader high yield market over a complete credit cycle. The “credit cycle” is a cyclical event that generally occurs over a several year timeframe as access to credit increases or decreases for borrowers.

The Fund seeks to achieve its objective mainly by investing in U.S. dollar-denominated high yield fixed income securities. The Fund intends to invest its assets primarily in high yield fixed income securities that are rated below investment grade. The portfolio will predominantly consist of fixed income securities rated B or BB by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings.

High yield fixed income securities include high yield corporate bonds, senior loans, convertible bonds, preferred stock, and other types of debt instruments (including, without limitation, unregistered (Rule 144A) securities, floating and variable rate securities and other restricted fixed income securities to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”)). In addition, the Fund may also hold positions in equity or other assets that the Fund receives as part of a reorganization process of a high yield issuer until such time as the Adviser believes that a disposition is most advantageous. The Fund does not have any maturity or duration requirements.

In making these investments, the Adviser seeks to purchase instruments that the Adviser believes are undervalued and offer a compelling risk/reward ratio. Specifically, the Adviser’s investment process attempts to exploit inefficiencies in the high yield credit markets by adhering to a disciplined, bottom-up, fundamentally-oriented investment process with an emphasis on downside protection. This process, which includes an assessment of environmental, social and governance (“ESG”) factors, applies value investing principles through exhaustive research coupled with financial, structural and legal analysis. The foundation of this investment process is to derive an accurate, real-time valuation of a target company, and only invest in securities of that company’s capital structure that offer a significant margin of safety coupled with strong total return potential. No single factor considered is determinative in the selecting a security. By utilizing such a fundamental, bottom-up approach to investing, the Adviser seeks to add value first and foremost through security selection.

Although the Fund is not limited in the number of securities in which it can invest, the Adviser intends to manage a relatively concentrated portfolio typically comprising between 60-120 issuers. The Fund has adopted an investment policy providing that under normal circumstances, the Fund will invest at least 80% of the value of its assets (net assets plus the amount of any borrowings for investment purposes) in U.S. dollar-denominated high yield fixed income securities rated below investment grade by at least one independent rating agency such as Moody’s Investors Service, Standard and Poor’s Rating Services and Fitch Ratings (or, if unrated, are otherwise determined to be of similar quality by the Adviser).

The following replaces in its entirety the “Polen Credit Upper Tier U.S. High Yield Composite” section of the Prospectus:

Polen Credit U.S. High Yield Composite:

The year-to-date total return of the Polen Credit U.S. High Yield Composite as of August 31, 2023 was 9.67% (net) (9.89% gross), compared to 7.20% for the ICE BofA U.S. Non-Financial High Yield Index.

All returns are based in U.S. dollars and are computed using a time-weighted total rate of return. The Composite returns are an asset weighted average of all discretionary portfolios managed by Polen Credit that follow the substantially the same investment strategy. Polen Credit values all accounts on a daily basis and accordingly this Composite is valued and calculated on a daily basis. Gross returns do not reflect the deduction of investment management fees, but are net of trading expenses, deal-related legal expenses and foreign withholding tax.

Through November 20, 2023, the Fund had been known as the Polen Upper Tier High Yield Fund, and accordingly, performance for the Polen Credit Upper Tier U.S. High Yield Composite was previously shown in the table above.

The information above has not been audited by the Fund’s independent registered public accounting firm, and the Fund’s independent registered public accounting firm does not express an opinion thereon. Additional information regarding policies for calculating and reporting Composite returns is available upon request.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Average Annualized Composite Return (for periods ended December 31, 2022)
Average Annual Total Returns - Polen Upper Tier High Yield Fund	1 Year		Since Inception		Inception Date
Polen Credit U.S. High Yield Composite (Gross)	(13.44%)		(0.48%)		Jul. 31, 2020
Polen Credit U.S. High Yield Composite (Net)	(13.64%)		(0.74%)		Jul. 31, 2020
ICE BofA U.S. Non-Financial High Yield Index	(11.20%)	[1]	(0.17%)	[1]	Jul. 31, 2020
[1]	The ICE BofA U.S. Non-Financial High Yield Index is a broad unmanaged high yield index that excludes Financials.

FUNDVANTAGE TRUST

(the “Trust”)

Institutional Class and Investor Class shares of the

Polen Upper Tier High Yield Fund

(the “Fund”)

Supplement dated September 19, 2023, to the Polen Upper Tier High Yield Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”), each dated September 1, 2023.